SHARE-BASED COMPENSATION (Schedule Of Fair Value Of Options Granted, Estimated On Date Of Grant Using Option-Pricing Models With Assistance From Marsh, Independent Valuation Firm, With Assumptions Used) (Details) - Binomial option pricing model [Member]
12 Months Ended
Dec. 31, 2016 $ / shares
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)	2.00%
Expected term (in years)	10 years
Exercise price	$ 1.227
Volatility (as a percent)	50.00%
Dividend yield (as a percent)